FAIR VALUE DISCLOSURES - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Investment securities held-to-maturity	$ 80,321	$ 84,021
Other investments	129,945	143,160
Interest Receivable	56,923	47,500
Financial liabilities
Deposits	13,360,797	12,701,177
Federal Home Loan Bank Stock and Federal Reserve Bank Stock	109,400	122,800
Impaired Commercial And Commercial Real Estate Loans Member
Financial liabilities
Principal Amount of Commercial and Commercial Real Estate Loans	19,700	11,900
Allowance for Loan and Lease Losses, Real Estate	4,400	3,700
Carrying value
Financial assets
Cash and short-term investments	1,006,019	595,683
Investment securities held-to-maturity	80,321	84,021
Other investments	20,554	20,347
Loans and leases	10,791,743	10,165,994
Interest Receivable	72,620	63,721
Financial liabilities
Deposits	13,360,797	12,701,177
Short-term borrowings	937,814	1,287,156
Long-term debt	344,115	346,672
Interest Payable	51,454	11,150
Fair value
Financial assets
Cash and short-term investments	1,006,019	595,683
Investment securities held-to-maturity	71,688	76,485
Other investments	20,554	20,347
Loans and leases	10,468,144	9,916,353
Interest Receivable	72,620	63,721
Financial liabilities
Deposits	13,347,319	12,670,747
Short-term borrowings	937,814	1,287,156
Long-term debt	350,426	348,041
Interest Payable	51,454	11,150
Fair Value, Inputs, Level 1 [Member] | Fair value
Financial assets
Cash and short-term investments	1,006,019	595,683
Investment securities held-to-maturity	0	0
Other investments	1,194	1,171
Loans and leases	0	0
Interest Receivable	0	0
Financial liabilities
Deposits	0	0
Short-term borrowings	937,814	1,287,156
Long-term debt	0	0
Interest Payable	15,494	3,835
Fair Value, Inputs, Level 2 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	71,688	76,485
Other investments	10,040	10,040
Loans and leases	0	0
Interest Receivable	15,697	16,233
Financial liabilities
Deposits	13,347,319	12,670,747
Short-term borrowings	0	0
Long-term debt	350,426	348,041
Interest Payable	35,960	7,315
Fair Value, Inputs, Level 3 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	0	0
Other investments	9,320	9,136
Loans and leases	10,468,144	9,916,353
Interest Receivable		47,488
Financial liabilities
Deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Interest Payable	$ 0	$ 0